Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 22, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
ATAC Beta Rotation Fund | Investor Class
Prospectus:
Trading Symbol	BROTX
ATAC Inflation Rotation Fund | Investor Class Shares
Prospectus:
Trading Symbol	ATACX